UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (98.38%)
CONSUMER DISCRETIONARY – (5.65%)
Automobiles & Components – (5.65%)
2,823,060	Harley-Davidson, Inc.	$64,930,380

	Total Consumer Discretionary	64,930,380

CONSUMER STAPLES – (19.61%)
Food & Staples Retailing – (11.30%)
2,300,591	Costco Wholesale Corp.	129,845,356

Food, Beverage & Tobacco – (1.95%)
303,000	Coca-Cola Co.	16,271,100
400,000	Diageo PLC (United Kingdom)	6,136,901

		22,408,001

Household & Personal Products – (6.36%)
1,263,025	Procter & Gamble Co.	73,154,408

	Total Consumer Staples	225,407,765

ENERGY – (11.64%)
1,291,987	Canadian Natural Resources Ltd. (Canada)	86,808,606
1,040,541	ConocoPhillips	46,990,832

	Total Energy	133,799,438

FINANCIALS – (49.71%)
Banks – (0.94%)
	Commercial Banks – (0.94%)
384,700	Wells Fargo & Co.	10,840,846

Diversified Financials – (31.44%)
	Capital Markets – (11.06%)
666,629	Ameriprise Financial, Inc.	24,218,632
2,504,289	Bank of New York Mellon Corp.	72,599,338
78,600	Goldman Sachs Group, Inc.	14,489,910
316,400	Julius Baer Holding AG (Switzerland)	15,800,154

		127,108,034

	Consumer Finance – (8.06%)
2,731,633	American Express Co.	92,602,359

	Diversified Financial Services – (12.32%)
718,036	JPMorgan Chase & Co.	31,464,337
2,232,700	Oaktree Capital Group LLC, Class A (a)	68,097,350
5,762,297	RHJ International (Belgium)*(b)	42,076,934

		141,638,621

		361,349,014

Insurance – (17.33%)
	Multi-line Insurance – (5.31%)
1,781,000	Loews Corp.	60,999,250

	Property & Casualty Insurance – (10.73%)
1,132	Berkshire Hathaway Inc., Class A *	114,332,000
1,441,800	NIPPONKOA Insurance Co., Ltd. (Japan)	9,026,810

		123,358,810

	Reinsurance – (1.29%)
295,100	Transatlantic Holdings, Inc.	14,805,167

		199,163,227

	Total Financials	571,353,087

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (4.64%)
Health Care Equipment & Services – (1.54%)
709,455	UnitedHealth Group Inc.	$17,764,753

Pharmaceuticals, Biotechnology & Life Sciences – (3.10%)
1,126,000	Merck & Co., Inc.	35,615,380

	Total Health Care	53,380,133

INFORMATION TECHNOLOGY – (7.13%)
Semiconductors & Semiconductor Equipment – (1.42%)
686,000	Texas Instruments Inc.	16,251,340

Software & Services – (2.91%)
1,296,329	Microsoft Corp.	33,458,252

Technology Hardware & Equipment – (2.80%)
682,000	Hewlett-Packard Co.	32,197,220

	Total Information Technology	81,906,812

	TOTAL COMMON STOCK – (Identified cost $1,209,789,307)	1,130,777,615

SHORT TERM INVESTMENTS – (1.54%)
COMMERCIAL PAPER – (1.54%)
$17,691,000	Societe Generale North America, Inc., 0.04%, 10/01/09	17,691,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $17,691,000)	17,691,000

	Total Investments – (99.92%) – (Identified cost $1,227,480,307) – (c)	1,148,468,615
	Other Assets Less Liabilities – (0.08%)	921,810

	Net Assets – (100.00%)	$1,149,390,425

*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $68,097,350, or 5.92% of the Fund’s net assets as of September 30, 2009.

(b)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009.  The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2009, amounts to $42,076,934.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2008	Gross Additions	Gross Reductions	Shares September 30, 2009		Dividend Income
RHJ International	5,384,194	378,103	−	5,762,297	$	−

(c)	Aggregate cost for federal income tax purposes is $1,227,544,886. At September 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$127,421,856
	Unrealized depreciation	(206,498,127)
	Net unrealized depreciation	$(79,076,271)

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2009 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.  Various inputs are used to determine the fair value of the Funds investments.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$64,930,380	$–	$–	$64,930,380
Consumer staples	225,407,765	–	–	225,407,765
Energy	133,799,438	–	–	133,799,438
Financials	503,255,737	68,097,350	–	571,353,087
Health care	53,380,133	–	–	53,380,133
Information technology	81,906,812	–	–	81,906,812
Short-term securities	–	17,691,000	–	17,691,000
Total	$1,062,680,265	$85,788,350	$–	$1,148,468,615

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to September 30, 2009 and through November 25, 2009, which required adjustments and/or additional disclosure.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 25, 2009

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 25, 2009